FAM VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Banks - 3.9%
M&T Bank Corporation	179,000	$18,513,970
South State Corporation	388,110	22,793,700
		41,307,670
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	172,000	7,439,000

Capital Markets - 6.6%
Brookfield Asset Management, Inc. - Class A	1,102,500	48,785,625
T. Rowe Price Group, Inc.	214,390	20,935,184
		69,720,809
Chemicals - 3.3%
Air Products & Chemicals, Inc.	175,500	35,031,555

Construction Materials - 2.2%
Vulcan Materials Company	210,800	22,781,156

Containers & Packaging - 1.8%
Avery Dennison Corporation	187,000	19,049,690

Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. - Class A (a)	165	44,880,000

Electronic Equipment, Instruments & Components - 8.8%
CDW Corporation	558,200	52,063,314
FLIR Systems, Inc.	641,728	20,464,706
Zebra Technologies Corporation - Class A (a)	110,720	20,328,192
		92,856,212
Health Care Equipment & Supplies - 3.2%
STERIS plc	17,500	2,449,475
Stryker Corporation	191,000	31,799,590
		34,249,065
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. - Class A	113,800	8,513,378
Yum! Brands, Inc.	62,600	4,289,978
		12,803,356

FAM VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Household Durables - 1.7%
Mohawk Industries, Inc. (a)	241,100	$18,381,464

Insurance - 13.5%
Brown & Brown, Inc.	1,919,392	69,520,378
Hanover Insurance Group, Inc. (The)	49,100	4,447,478
Markel Corporation (a)	60,850	56,462,107
White Mountains Insurance Group Ltd.	13,233	12,042,030
		142,471,993
IT Services - 5.5%
Black Knight, Inc. (a)	508,611	29,529,955
Broadridge Financial Solutions, Inc.	72,900	6,913,107
Fidelity National Information Services, Inc.	5,626	684,346
Genpact Ltd.	741,600	21,654,720
		58,782,128
Life Sciences Tools & Services - 2.0%
Waters Corporation (a)	113,702	20,699,449

Machinery - 13.8%
Donaldson Company, Inc.	115,006	4,442,682
Graco, Inc.	716,650	34,922,355
IDEX Corporation	476,750	65,843,942
Illinois Tool Works, Inc.	289,950	41,207,694
		146,416,673
Multi-Line Retail - 2.1%
Dollar General Corporation	146,300	22,092,763

Oil, Gas & Consumable Fuels - 1.6%
EOG Resources, Inc.	473,000	16,990,160

Road & Rail - 2.1%
Landstar System, Inc.	230,721	22,116,915

Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	120,300	10,784,895
Microchip Technology, Inc.	135,000	9,153,000

FAM VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Xilinx, Inc.	144,250	$11,242,845
		31,180,740
Specialty Retail - 12.0%
AutoZone, Inc. (a)	26,700	22,588,200
CarMax, Inc. (a)	634,900	34,176,667
Ross Stores, Inc.	810,688	70,505,535
		127,270,402
Trading Companies & Distributors - 2.3%
Fastenal Company	780,900	24,403,125

Total Common Stocks (Cost $495,449,754)		$1,010,924,325

MONEY MARKET FUNDS - 4.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (b) (Cost $47,966,587)	47,966,587	$47,966,587

Total Investments at Value - 99.9% (Cost $543,416,341)		$1,058,890,912

Other Assets in Excess of Liabilities - 0.1%		858,876

Net Assets - 100.0%		$1,059,749,788

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Banks - 2.3%
First Hawaiian, Inc.	162,000	$2,677,860
South State Corporation	88,000	5,168,240
		7,846,100
Capital Markets - 1.1%
T. Rowe Price Group, Inc.	38,000	3,710,700

Chemicals - 5.9%
Air Products & Chemicals, Inc.	100,500	20,060,805

Commercial Services & Supplies - 0.2%
Republic Services, Inc.	11,100	833,166

Construction Materials - 3.0%
Vulcan Materials Company	94,100	10,169,387

Containers & Packaging - 3.9%
Avery Dennison Corporation	130,000	13,243,100

Distributors - 2.1%
Pool Corporation	37,000	7,280,490

Electronic Equipment, Instruments & Components - 6.0%
CDW Corporation	217,000	20,239,590

Equity Real Estate Investment Trusts (REITs) - 4.2%
Digital Realty Trust, Inc.	104,000	14,446,640

Food Products - 2.1%
McCormick & Company, Inc.	50,500	7,131,105

Health Care Equipment & Supplies - 7.4%
ResMed, Inc.	19,450	2,864,791
STERIS plc	29,730	4,161,308
Stryker Corporation	108,500	18,064,165
		25,090,264

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrial Conglomerates - 2.6%
Roper Technologies, Inc.	28,000	$8,730,680

Insurance - 8.7%
Arthur J. Gallagher & Company	239,920	19,555,879
Hanover Insurance Group, Inc. (The)	109,000	9,873,220
		29,429,099
IT Services - 11.0%
Broadridge Financial Solutions, Inc.	191,500	18,159,945
Genpact Ltd.	498,000	14,541,600
Jack Henry & Associates, Inc.	30,623	4,753,915
		37,455,460
Machinery - 8.2%
IDEX Corporation	81,174	11,210,941
Trane Technologies plc	200,300	16,542,777
		27,753,718
Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc.	127,000	4,561,840

Professional Services - 1.2%
Robert Half International, Inc.	110,000	4,152,500

Semiconductors & Semiconductor Equipment - 11.4%
Entegris, Inc.	284,000	12,714,680
Microchip Technology, Inc.	226,000	15,322,800
Xilinx, Inc.	137,414	10,710,047
		38,747,527
Specialty Retail - 6.4%
Penske Automotive Group, Inc.	90,000	2,520,000
Ross Stores, Inc.	219,686	19,106,091
		21,626,091
Trading Companies & Distributors - 3.2%
Fastenal Company	349,000	10,906,250

FAM DIVIDEND FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Water Utilities - 2.3%
Essential Utilities, Inc.	190,750	$7,763,525

Total Common Stocks (Cost $256,689,356)		$321,178,037

MONEY MARKET FUNDS - 5.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (a) (Cost $17,600,453)	17,600,453	$17,600,453

Total Investments at Value - 99.7% (Cost $274,289,809)		$338,778,490

Other Assets in Excess of Liabilities - 0.3%		1,030,522

Net Assets - 100.0%		$339,809,012

(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Banks - 7.7%
CenterState Banks Corporation	183,960	$3,169,631
Pinnacle Financial Partners, Inc.	132,000	4,955,280
South State Corporation	50,500	2,965,865
		11,090,776
Capital Markets - 1.1%
OneSpaWorld Holdings Ltd.	388,000	1,575,280

Commercial Services & Supplies - 3.3%
Healthcare Services Group, Inc.	195,000	4,662,450

Diversified Consumer Services - 8.9%
Carriage Services, Inc.	330,000	5,329,500
frontdoor, inc. (a)	214,000	7,442,920
		12,772,420
Electrical Equipment - 1.7%
Thermon Group Holdings, Inc. (a)	158,846	2,393,809

Food Products - 10.1%
Hostess Brands, Inc. (a)	733,000	7,813,780
Nomad Foods Ltd. (a)	357,100	6,627,776
		14,441,556
Gas Utilities - 2.2%
ONE Gas, Inc.	38,180	3,192,612

Health Care Equipment & Supplies - 3.3%
Natus Medical, Inc. (a)	205,000	4,741,650

Hotels, Restaurants & Leisure - 4.2%
Choice Hotels International, Inc.	97,000	5,941,250

Insurance - 3.1%
Hanover Insurance Group, Inc. (The)	21,700	1,965,586
White Mountains Insurance Group Ltd.	2,650	2,411,500
		4,377,086

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
IT Services - 4.9%
ExlService Holdings, Inc. (a)	136,000	$7,076,080

Machinery - 3.4%
Franklin Electric Company, Inc.	104,500	4,925,085

Media - 3.7%
Boston Omaha Corporation - Class A (a)	292,500	5,297,175

Oil, Gas & Consumable Fuels - 0.5%
Matador Resources Company (a)	301,300	747,224

Professional Services - 5.9%
CBIZ, Inc. (a)	406,635	8,506,804

Real Estate Management & Development - 7.8%
Colliers International Group, Inc.	114,000	5,473,140
FRP Holdings, Inc. (a)	132,100	5,680,300
		11,153,440
Road & Rail - 4.4%
Landstar System, Inc.	65,700	6,298,002

Semiconductors & Semiconductor Equipment - 4.4%
Entegris, Inc.	140,000	6,267,800

Software - 3.7%
Descartes Systems Group, Inc. (The) (a)	86,500	2,974,735
SPS Commerce, Inc. (a)	50,700	2,358,057
		5,332,792
Specialty Retail - 10.7%
Floor & Decor Holdings, Inc. - Class A (a)	140,700	4,515,063
Monro, Inc.	143,300	6,277,973

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Specialty Retail - 10.7% (Continued)
Penske Automotive Group, Inc.	163,000	$4,564,000
		15,357,036

Total Common Stocks (Cost $153,283,336)		$136,150,327

MONEY MARKET FUNDS - 4.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (b) (Cost $6,546,528)	6,546,528	$6,546,528

Total Investments at Value - 99.6% (Cost $159,829,864)		$142,696,855

Other Assets in Excess of Liabilities - 0.4%		604,149

Net Assets - 100.0%		$143,301,004

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Organization

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Each Fund is authorized to issue two classes of shares; Investor Shares and Institutional Shares. The Investor Shares and Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020:

FAM Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,010,924,325	$-	$-	$1,010,924,325
Money Market Funds	47,966,587	-	-	47,966,587
Total	$1,058,890,912	$-	$-	$1,058,890,912

FAM Dividend Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$321,178,037	$-	$-	$321,178,037
Money Market Funds	17,600,453	-	-	17,600,453
Total	$338,778,490	$-	$-	$338,778,490

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$136,150,327	$-	$-	$136,150,327
Money Market Funds	6,546,528	-	-	6,546,528
Total	$142,696,855	$-	$-	$142,696,855

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended March 31, 2020.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Federal Tax Information

The following information is computed on a tax basis for each item as of March 31, 2020:

	FAM Value	FAM Dividend	FAM Small
	Fund	Focus Fund	Cap Fund
Tax cost of portfolio investments	$545,840,377	$274,289,809	$159,829,864

Gross unrealized appreciation	$551,683,727	$92,455,973	$14,491,667
Gross unrealized depreciation	(38,633,192)	(27,967,292)	(31,624,676)

Net unrealized appreciation (depreciation)	$513,050,535	$64,488,681	$(17,133,009)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for FAM Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.